Acount Payables and Accruals	12 Months Ended
Dec. 31, 2024
Acount Payables and Accruals [Abstract]
ACOUNT PAYABLES AND ACCRUALS	NOTE 5 – ACOUNT PAYABLES AND ACCRUALS
	December 31,
	2024	2023
Accrued expenses	394	532
Employee benefits	523	1,241
Other	10	10
	927	1,783